Summary Prospectus Supplement	February 1, 2016

Putnam Income Fund

Summary Prospectus dated February 28, 2015

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Michael Salm and Brett Kozlowski.

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